Goodwill (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Intangible assets and goodwill [Line Items]
Goodwill	$ 131,172,835	$ 117,190,763
Other increases (decreases)	11,604,421	6,243,023
Impairment of the year		(3,401,430)
Conversion effect	2,377,651	(10,606,268)
Changes	13,982,072	(7,764,675)
Gross carrying amount [member]
Intangible assets and goodwill [Line Items]
Goodwill	$ 131,172,835	$ 117,190,763	$ 124,955,438